Summary of proportionate share of multi-employer pension plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total of pension plan assets	$ 10,669
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents (level 1)	30
Debt instruments (level 1)	6,664
Equity instruments (level 1)	1,022
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Real estate (level 3)	2,256
Other (level 3)	$ 697